Note 4(b) - Vessels, Net (Details Textual) - USD ($)					12 Months Ended
	Dec. 20, 2019	Dec. 18, 2019	Nov. 20, 2019	Nov. 18, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Payments to Acquire Property, Plant, and Equipment, Total					$ 48,140,000		$ 34,671,000
M/T Stenaweco Energy [Member]
Payment to Purchase of Vessel				$ 23,953,000
Payments to Acquire Property, Plant, and Equipment, Total		$ 23,871,000		$ 2,477,000
M/T Stenaweco Evolution [Member]
Payment to Purchase of Vessel			$ 24,187,000
Payments to Acquire Property, Plant, and Equipment, Total	$ 24,063,000		$ 1,323,000